Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events
Note 28: Subsequent events

On February 13, 2023, the Board of Directors declared an interim dividend of $0.44 per common share to be paid on March 14, 2023 to shareholders of record on February 27, 2023.
On February 13, 2023, the Board approved a new common share repurchase program, authorizing the purchase of up to 3.0 million common shares through to February 29, 2024.